Segment Information: (Tables)	12 Months Ended
Dec. 31, 2023
Segment information:
Schedule of information of operating segments

Year ended on											Holding &				Consolidation
December 31, 2021	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,644,489	Ps.	2,027,188	Ps.	1,174,762	Ps.	467,065	Ps.	211,238		—	Ps.	883,857		—	Ps.	9,408,599
Non-aeronautical revenue		4,038,222		1,394,346		450,604		129,797		49,410	Ps.	1,191,810		167,517	Ps.	(1,191,810)		6,229,896
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936		—		778,946		—		3,146,166
Operating profit		5,406,719		1,526,642		430,817		247,576		95,027		546,457		404,436		—		8,657,674
Non-current assets		20,142,279		20,330,478		4,526,009		3,220,164		1,246,279		36,791,385		5,754,925		(37,842,891)		54,168,628
Total assets		26,169,097		22,988,431		5,556,098		3,562,271		1,456,118		37,190,823		6,750,781		(37,842,891)		65,830,728
Total liabilities		7,480,794		8,876,260		3,255,579		30,724		101,020		70,852		245,443				20,060,672
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,535,850		230,344		4,537		899,603		179,968		—		826,417		—		3,676,719
Amortization and depreciation		(546,795)		(740,075)		(445,236)		(53,733)		(35,601)		(1,677)		(170,225)		—		(1,993,342)
Revenue recognized At point in time:
Aeronautical revenue		4,009,238		1,588,161		1,142,604		429,884		191,766		—		814,057		—		8,175,710
Non-aeronautical revenue		687,390		316,942		—		—		—		—		—		—		1,004,332
Total	Ps.	4,696,628	Ps.	1,905,103	Ps.	1,142,604	Ps.	429,884	Ps.	191,766	Ps.	—	Ps.	814,057	Ps.	—	Ps.	9,180,042
Over a period time:
Aeronautical revenue		635,251		439,027		32,158		37,181		19,472		—		69,800		—		1,232,889
Non-aeronautical revenue		3,350,832		1,077,404		450,604		129,797		49,410		1,191,810		167,517		(1,191,810)		5,225,564
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936		—		778,946		—		3,146,166
Total	Ps.	5,196,597	Ps.	1,747,732	Ps.	489,023	Ps.	962,186	Ps.	192,818	Ps.	1,191,810	Ps.	1,016,263	Ps.	(1,191,810)	Ps.	9,604,619

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2022	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	7,515,691	Ps.	2,100,276	Ps.	2,027,061	Ps.	799,661	Ps.	316,367		—	Ps.	1,313,461		—	Ps.	14,072,517
Non-aeronautical revenue		5,854,262		1,598,601		652,280		168,802		64,553	Ps.	872,592		210,172	Ps.	(872,591)		8,548,671
Revenue for construction services		910,812		411,152		12,922		553,361		105,690		—		698,757		—		2,692,694
Operating profit		9,022,518		2,149,776		1,233,502		557,128		193,390		806,419		735,416				14,698,149
Non-current assets		20,397,710		19,071,914		3,396,813		3,593,843		1,250,325		40,386,563		6,217,622		(41,475,439)		52,839,351
Total assets		30,024,926		23,292,857		4,924,236		4,043,180		1,497,541		41,149,776		7,462,444		(41,475,439)		70,919,521
Total liabilities		6,713,813		12,177,362		2,457,168		81,660		125,739		161,001		187,171		—		21,903,914
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,062,108		440,627		12,695		476,164		50,654		—		733,525		—		2,775,773
Amortization and depreciation		(610,864)		(724,294)		(415,829)		(70,397)		(38,317)		906		(200,442)		—		(2,059,237)
Revenue recognized At point in time:
Aeronautical revenue		6,628,035		1,411,532		1,967,114		745,695		290,593		—		1,214,455		—		12,257,424
Non-aeronautical revenue		1,085,461		337,190		—		—		—		—		—		—		1,422,651
Total	Ps.	7,713,496	Ps.	1,748,722	Ps.	1,967,114	Ps.	745,695	Ps.	290,593	Ps.	—	Ps.	1,214,455	Ps.	—	Ps.	13,680,075
Over a period time:
Aeronautical revenue		887,656		688,744		59,947		53,966		25,774		—		99,006		—		1,815,093
Non-aeronautical revenue		4,768,801		1,261,411		652,280		168,802		64,553		872,592		210,172		(872,591)		7,126,020
Revenue for construction services		910,812		411,152		12,922		553,361		105,690		—		698,757				2,692,694
Total	Ps.	6,567,269	Ps.	2,361,307	Ps.	725,149	Ps.	776,129	Ps.	196,017	Ps.	872,592	Ps.	1,007,935	Ps.	(872,591)	Ps.	11,633,807

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2023	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	8,167,803	Ps.	2,029,890	Ps.	1,945,637	Ps.	1,066,368	Ps.	404,370		—	Ps.	1,609,028		—	Ps.	15,223,096
Non-aeronautical revenue		6,373,826		1,729,919		659,237		232,536		73,876	Ps.	980,145		226,521	Ps.	(980,145)		9,295,915
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906		—		1,302,633
Operating profit		9,610,292		1,629,778		1,084,377		763,302		263,965		925,105		966,706		—		15,243,525
Non-current assets		22,273,489		16,392,510		2,943,119		3,579,162		1,271,556		44,513,606		6,251,131		(45,615,346)		51,609,227
Total assets		31,363,171		19,668,032		5,968,440		4,308,637		1,555,737		45,017,265		8,076,488		(45,615,346)		70,342,424
Total liabilities		5,029,334		10,424,993		2,727,965		100,176		107,358		121,335		240,065				18,751,226
Improvements to assets under concession and acquisition of furniture and equipment in the period		477,361		465,166		14,297		68,567		69,768		—		275,841		—		1,371,000
Amortization and depreciation		(683,039)		(647,721)		(369,101)		(89,412)		(45,939)		(21)		(233,924)		—		(2,069,157)
Revenue recognized
At point in time:
Aeronautical revenue		7,149,065		1,428,789		1,890,175		997,651		376,675		—		1,491,404		—		13,333,759
Non-aeronautical revenue		1,172,595		396,724				—		—		—		—		—		1,569,319
Total	Ps.	8,321,660	Ps.	1,825,513	Ps.	1,890,175	Ps.	997,651	Ps.	376,675	Ps.	—	Ps.	1,491,404	Ps.	—	Ps.	14,903,078
Over a period time:
Aeronautical revenue		1,018,738		601,101		55,462		68,717		27,695		—		117,624		—		1,889,337
Non-aeronautical revenue		5,201,231		1,333,195		659,237		232,536		73,876		980,145		226,521		(980,145)		7,726,596
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906				1,302,633
Total	Ps.	6,635,638	Ps.	2,348,816	Ps.	729,238	Ps.	365,863	Ps.	177,960	Ps.	980,145	Ps.	661,051	Ps.	(980,145)	Ps.	10,918,566

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.